Regulatory Matters - Additional Information (Detail)	1 Months Ended	6 Months Ended
	Jan. 31, 2016	Jun. 30, 2016
Regulated Operations [Abstract]
Capital conservation buffer desired rate		2.50%
Capital conservation buffer yearly increase	0.625%	0.625%